Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Lease Income	$ 335,000
2020	464,400
2020	23,725
2021	369,900
2021	11,050
2022	307,000
2023	250,800
2024	196,300
Total payments	34,775
Deferred revenue	30,254	$ 28,759
Other liabilities – non-current	56,063	49,182
Head Lease Receipts
Operating Leased Assets [Line Items]
2020	21,242
2021	21,242
2022	21,242
2023	21,242
2024	21,242
Thereafter	69,127
Total	175,337
Deferred revenue	3,700	3,800
Other liabilities – non-current	21,800	$ 25,500
Sublease payments
Operating Leased Assets [Line Items]
2020	23,934
2021	23,934
2022	23,934
2023	23,934
2024	23,934
Thereafter	77,921
Total payments	197,591
Operating lease, payments	$ 285,100